Prepaid Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
One Energy Enterprises Inc [Member]
Prepaid Expenses [Line Items]
Summary of Prepaid Expenses
As of March 31, 2024 and December 31, 2023, prepaid expenses, consisted of the following (in whole dollars):

	March 31, 2024	December 31, 2023
Insurance policies	$737,406	$123,957
Service, maintenance, and warranty agreements	—	159,233
Prepaid SPAC transaction costs	3,747,251	1,977,424
Other	86,346	48,945

Total current	$4,571,003	$2,309,559

Insurance policies	$28,189	$32,418
Brokerage fees	33,700	38,514

Total non-current	$61,889	$70,932

As of December 31, 2023
,
and 2022, prepaid expenses, consisted of the following (in whole dollars):

	December 31,
	2023	2022
Insurance policies	$123,957	$117,177
Service, maintenance, and warranty agreements	159,233	227,529
Prepaid SPAC transaction costs	1,977,424	—
Other	48,945	50,748

Total current	$2,309,559	$395,454

Insurance policies	$32,418	$49,331
Brokerage fees	38,514	21,648

Total non-current	$70,932	$70,979